VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.6%
BASIC MATERIALS — 4.8%
AdvanSix, Inc.	2,178	$43,299
Albemarle Corp.	1,115	150,558
Alcoa Corp.	13,726	715,674
Arcosa, Inc.	6,049	878,859
Cabot Corp.	1,769	160,661
Caledonia Mining Corp. PLC	686	13,103
Calumet, Inc.*	3,313	119,334
Carpenter Technology Corp.	1,667	1,028,272
Celanese Corp.	1,481	68,126
Century Aluminum Co.*	495	22,775
Chemours Co.	4,910	100,753
Cleveland-Cliffs, Inc.*	19,923	187,077
Coeur Mining, Inc.	2,762	45,076
Commercial Metals Co.	15,776	989,944
Compass Minerals International, Inc.*	1,597	49,715
Eastman Chemical Co.	1,116	74,750
Ecovyst, Inc.*	21,110	262,819
Element Solutions, Inc.	13,272	633,738
Friedman Industries, Inc.	1,376	44,280
H.B. Fuller Co.	3,951	230,304
Hawkins, Inc.	327	46,467
Hecla Mining Co.	11,900	183,617
Huntsman Corp.	13,288	141,118
Innospec, Inc.	1,128	91,808
Intrepid Potash, Inc.*	1,350	44,253
Kaiser Aluminum Corp.	1,934	378,348
Koppers Holdings, Inc.	2,416	108,478
Kronos Worldwide, Inc.	10,866	68,782
Mativ Holdings, Inc.	1,971	14,920
Minerals Technologies, Inc.	4,584	339,078
Mosaic Co.	1,773	37,570
NewMarket Corp.	91	72,003
Oil-Dri Corp. of America	2,114	216,072
Olin Corp.	6,492	128,671
Perimeter Solutions, Inc.*	7,010	249,906
Quaker Chemical Corp.	762	121,059
Rayonier Advanced Materials, Inc.*	15,560	122,302
Rogers Corp.*	1,583	259,185
SSR Mining, Inc.*	6,186	174,940
Stepan Co.	1,989	110,827
Tronox Holdings PLC	18,902	119,083
Westlake Corp.	1,673	122,129
		8,969,733
COMMUNICATIONS — 2.3%
A10 Networks, Inc.	1,513	56,526
AMC Global Media, Inc.*	3,161	31,547
Anterix, Inc.*	505	51,985
Array Digital Infrastructure, Inc.	3,280	118,933
ATN International, Inc.	1,735	45,960
Bumble, Inc. - Class A*	10,450	33,440
Cable One, Inc.*	402	21,350
Cargurus, Inc.*	984	33,545
Cars.com, Inc.*	3,654	39,975
EchoStar Corp. - Class A*	631	64,046
ePlus, Inc.	1,898	157,971
Etsy, Inc.*	1,145	86,253
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
EW Scripps Co. - Class A*	1,200	$3,324
Gray Media, Inc.	9,220	36,603
Harmonic, Inc.*	2,505	40,907
Hims & Hers Health, Inc.*	1,126	39,038
IDT Corp. - Class B	500	29,080
Iridium Communications, Inc.	616	33,788
KVH Industries, Inc.*	2,861	28,352
Lands’ End, Inc.*	1,463	15,332
Liberty Latin America Ltd. - Class A*	13,641	106,945
Liquidity Services, Inc.*	1,476	57,741
Magnite, Inc.*	2,692	51,094
NETGEAR, Inc.*	1,666	38,901
Nexstar Media Group, Inc.	510	91,081
Powerfleet, Inc. NJ*	7,791	29,839
Preformed Line Products Co.	566	232,377
Scholastic Corp.	6,095	280,370
Shenandoah Telecommunications Co.	1,510	22,771
Sphere Entertainment Co.*	3,035	525,146
Telephone and Data Systems, Inc.	17,679	654,300
Viasat, Inc.*	10,421	935,910
Viavi Solutions, Inc.*	849	40,540
Ziff Davis, Inc.*	2,874	150,511
		4,185,481
CONSUMER, CYCLICAL — 14.4%
Academy Sports & Outdoors, Inc.	8,033	378,595
Accel Entertainment, Inc.*	2,249	28,360
Adient PLC*	12,260	225,339
Advance Auto Parts, Inc.	4,944	307,616
Alaska Air Group, Inc.*	11,506	600,613
Allegiant Travel Co.*	2,489	292,706
American Airlines Group, Inc.*	7,411	133,917
American Eagle Outfitters, Inc.	15,994	275,097
American Outdoor Brands, Inc.*	700	8,218
Arko Corp.	4,781	38,391
Asbury Automotive Group, Inc.*	2,377	477,967
AutoNation, Inc.*	1,438	267,166
Bally’s Corp.*	4,313	59,131
Bath & Body Works, Inc.	2,352	54,402
Beazer Homes USA, Inc.*	1,806	50,658
Biglari Holdings, Inc. - Class B*	233	99,265
BJ’s Restaurants, Inc.*	1,581	96,022
Bloomin’ Brands, Inc.	4,674	42,720
BlueLinx Holdings, Inc.*	342	21,163
Boot Barn Holdings, Inc.*	217	35,647
BorgWarner, Inc.	2,514	166,930
Brinker International, Inc.*	226	37,968
Brunswick Corp.	1,022	86,093
Buckle, Inc.	978	41,272
Caleres, Inc.	4,547	56,246
Callaway Golf Co.*	15,604	293,199
Capri Holdings Ltd.*	1,819	33,779
CarMax, Inc.*	1,972	104,299
Carter’s, Inc.	3,464	142,578
Central Garden & Pet Co. - Class A*	7,651	296,629
Century Casinos, Inc.*	89	114
Century Communities, Inc.	3,370	241,494

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cheesecake Factory, Inc.[1]	1,677	$133,389
Cooper-Standard Holdings, Inc.*	1,812	49,015
Copa Holdings S.A. - Class A	878	136,590
Dana, Inc.	23,305	634,129
Dauch Corp.*	18,979	102,866
Designer Brands, Inc. - Class A	7,788	45,404
Dick’s Sporting Goods, Inc.	467	105,920
Dillard’s, Inc. - Class A1	406	214,538
Dorman Products, Inc.*	582	79,414
Douglas Dynamics, Inc.	561	30,266
Dream Finders Homes, Inc. - Class A*	2,325	40,129
El Pollo Loco Holdings, Inc.*	3,670	62,243
Envela Corp.*	2,020	58,338
Escalade, Inc.	1,170	21,973
Ethan Allen Interiors, Inc.	4,544	101,513
Five Below, Inc.*	608	109,312
Flexsteel Industries, Inc.	1,549	115,370
Forestar Group, Inc.*	5,395	170,752
Fossil Group, Inc.*	5,600	23,184
Fox Factory Holding Corp.*	2,849	48,276
Frontier Group Holdings, Inc.*	4,636	36,671
Funko, Inc. - Class A*	5,001	29,406
Gap, Inc.	2,868	53,574
Garrett Motion, Inc.	3,379	122,421
Genesco, Inc.*	2,719	91,821
Gentex Corp.	1,500	37,905
Gentherm, Inc.*	1,406	47,959
G-III Apparel Group Ltd.	9,082	306,154
Gold.com, Inc.	1,538	63,996
Goodyear Tire & Rubber Co.*	26,405	174,273
Green Brick Partners, Inc.*	3,972	317,919
Group 1 Automotive, Inc.	2,260	658,044
Hamilton Beach Brands Holding Co. - Class A	2,891	66,580
Hamilton Beach Brands Holding Co. - Class A	750	17,272
Haverty Furniture Cos., Inc.	1,580	40,337
Hilton Grand Vacations, Inc.*	2,188	114,586
HNI Corp.	2,548	102,965
Holley, Inc.*	4,134	10,542
Hooker Furnishings Corp.	4,160	74,173
Hovnanian Enterprises, Inc. - Class A*	325	46,283
Hudson Technologies, Inc.*	6,002	34,451
Hyliion Holdings Corp.*	5,179	26,983
Inspired Entertainment, Inc.*	5,531	45,631
Interface, Inc.	2,409	86,339
JAKKS Pacific, Inc.	1,608	37,434
JetBlue Airways Corp.*	46,105	264,182
Johnson Outdoors, Inc. - Class A	766	35,267
KB Home	3,543	221,756
Kohl’s Corp.	18,973	336,202
Kontoor Brands, Inc.	527	43,920
La-Z-Boy, Inc.	6,415	257,370
LCI Industries	3,047	322,616
Lear Corp.	2,572	344,802
Life Time Group Holdings, Inc.*	11,458	467,945
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Lifetime Brands, Inc.	1,175	$10,023
Light & Wonder, Inc.*	392	30,384
Lindblad Expeditions Holdings, Inc.*	2,076	58,626
Lovesac Co.*	2,456	40,991
M/I Homes, Inc.*	3,487	560,675
Macy’s, Inc.	31,583	743,780
Madison Square Garden Entertainment Corp.*	1,038	83,964
Madison Square Garden Sports Corp.*	74	29,736
Malibu Boats, Inc. - Class A*	1,096	30,063
Marcus Corp.	4,171	97,852
MarineMax, Inc.*	4,056	148,531
Marriott Vacations Worldwide Corp.	4,536	462,128
MasterCraft Boat Holdings, Inc.*	1,674	43,223
Meritage Homes Corp.	6,924	580,577
Methode Electronics, Inc.	2,000	37,940
Miller Industries, Inc.	2,055	105,113
Millerknoll, Inc.	6,026	123,292
Motorcar Parts of America, Inc.*	4,844	74,210
Movado Group, Inc.	4,419	173,711
Murphy USA, Inc.	357	192,377
National Vision Holdings, Inc.*	1,442	27,412
Newell Brands, Inc.	37,748	231,773
OneWater Marine, Inc. - Class A*	909	10,244
OPENLANE, Inc.*	12,273	506,138
Oxford Industries, Inc.	1,934	67,439
Patrick Industries, Inc.	1,232	110,609
PC Connection, Inc.	3,089	225,466
Peloton Interactive, Inc. - Class A*	6,010	35,519
Penske Automotive Group, Inc.	1,376	246,235
Petco Health & Wellness Co., Inc.*	29,881	81,276
Phinia, Inc.	3,056	251,723
Polaris, Inc.	2,861	195,807
Portillo’s, Inc. - Class A*	6,527	30,938
PriceSmart, Inc.	1,040	203,154
Pursuit Attractions and Hospitality, Inc.*	553	30,951
PVH Corp.	6,899	512,320
Resideo Technologies, Inc.*	17,513	544,654
Rocky Brands, Inc.	1,678	69,201
Rush Enterprises, Inc. - Class A	4,889	356,824
Rush Enterprises, Inc. - Class B	5,166	395,199
Sally Beauty Holdings, Inc.*	9,657	136,550
Savers Value Village, Inc.*	3,179	32,076
ScanSource, Inc.*	3,397	176,950
Shoe Station Group, Inc.	3,288	48,761
Signet Jewelers Ltd.	4,038	348,076
SkyWest, Inc.*	8,039	798,514
Sonic Automotive, Inc. - Class A	1,879	159,320
Standard Motor Products, Inc.	3,488	135,927
Strattec Security Corp.*	838	68,255
Tapestry, Inc.	1,310	191,758
Taylor Morrison Home Corp.*	13,621	977,171
Thor Industries, Inc.	6,275	471,629
ThredUp, Inc.*	5,785	39,627
Titan Machinery, Inc.*	1,862	39,325
Toll Brothers, Inc.	1,605	264,424

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Torrid Holdings, Inc.*	48,636	$90,949
Travel + Leisure Co.	1,052	80,404
Under Armour, Inc. - Class A*	16,271	103,972
UniFirst Corp.	801	211,832
Urban Outfitters, Inc.*	5,176	366,771
VF Corp.	2,064	34,428
Victoria’s Secret & Co.*	3,459	288,757
Visteon Corp.	2,259	224,115
WESCO International, Inc.	3,387	1,169,971
Whirlpool Corp.	355	13,994
Winmark Corp.	94	39,770
Winnebago Industries, Inc.	2,225	69,509
XPEL, Inc.*	1,263	62,645
YETI Holdings, Inc.*	765	37,913
Zumiez, Inc.*	1,917	34,123
		26,691,588
CONSUMER, NON-CYCLICAL — 8.4%
ABM Industries, Inc.	8,371	370,333
Acacia Research Corp.*	3,860	17,988
Acadia Healthcare Co., Inc.*	7,677	226,702
ACCO Brands Corp.	3,592	14,943
AdaptHealth Corp.*	10,424	108,618
agilon health, Inc.*	1,701	182,313
Alumis, Inc.*	1,688	47,500
American Public Education, Inc.*	1,437	77,167
AMN Healthcare Services, Inc.*	886	28,680
Amneal Pharmaceuticals, Inc.*	8,222	142,323
Amphastar Pharmaceuticals, Inc.*	1,450	29,261
Andersons, Inc.	7,661	524,012
Ardent Health, Inc.*	1,780	17,515
Avanos Medical, Inc.*	6,065	150,897
Avantor, Inc.*	2,250	22,275
Aveanna Healthcare Holdings, Inc.*	4,761	40,802
Azenta, Inc.*	4,378	111,727
B&G Foods, Inc.[1]	8,041	32,003
Baxter International, Inc.	5,845	124,615
Beta Bionics, Inc.*	3,597	56,365
Bicara Therapeutics, Inc.*	1,016	30,165
BioAge Labs, Inc.*	3,221	78,947
Bio-Rad Laboratories, Inc. - Class A*	218	64,007
Bioventus, Inc. - Class A*	4,157	39,242
BrightSpring Health Services, Inc.*	1,190	82,991
BrightView Holdings, Inc.*	10,570	149,777
Brookdale Senior Living, Inc.*	8,952	144,038
Bunge Global S.A.	288	30,738
Cal-Maine Foods, Inc.	2,542	204,783
CareDx, Inc.*	795	22,657
Castle Biosciences, Inc.*	1,878	44,790
Certara, Inc.*	6,718	44,003
Charles River Laboratories International, Inc.*	841	190,730
Clarivate PLC*	6,981	15,079
Coca-Cola Consolidated, Inc.	490	93,551
Collegium Pharmaceutical, Inc.*	1,106	40,037
Community Health Systems, Inc.*	10,032	33,507
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Conagra Brands, Inc.	4,263	$57,380
CONMED Corp.	595	19,474
Covista, Inc.*	1,660	206,936
CRISPR Therapeutics A.G.*	671	36,596
Cross Country Healthcare, Inc.*	1,692	22,351
Custom Truck One Source, Inc.*	7,703	90,972
Darling Ingredients, Inc.*	1,075	58,716
Del Monte Corp.	9,804	273,630
Deluxe Corp.	4,432	105,836
Dole PLC	5,000	68,600
Edgewell Personal Care Co.	6,149	165,162
Emergent BioSolutions, Inc.*	5,581	46,769
Ennis, Inc.	5,429	115,366
Enovis Corp.*	4,438	91,867
Envista Holdings Corp.*	13,742	362,102
First Advantage Corp.*	1,097	19,801
Fulgent Genetics, Inc.*	1,506	30,903
Graham Holdings Co. - Class B	570	650,609
GRAIL, Inc.*	503	34,340
Green Dot Corp. - Class A*	3,793	51,243
Grocery Outlet Holding Corp.*	2,662	26,567
Guardant Health, Inc.*	1,033	154,981
Healthcare Services Group, Inc.*	3,511	86,230
Helen of Troy Ltd.*	2,668	77,559
ICF International, Inc.	873	63,607
ICU Medical, Inc.*	1,092	160,087
Indivior Pharmaceuticals, Inc.*	2,244	92,071
Ingles Markets, Inc. - Class A	3,143	278,407
Ingredion, Inc.	1,988	188,283
Innoviva, Inc.*	9,604	218,107
Integer Holdings Corp.*	2,887	269,790
Integra LifeSciences Holdings Corp.*	3,337	59,933
Intellia Therapeutics, Inc.*	4,506	76,242
John B Sanfilippo & Son, Inc.	780	67,072
John Wiley & Sons, Inc. - Class A	978	47,443
Kelly Services, Inc. - Class A	3,077	37,786
Korn Ferry	5,915	393,821
Lantheus Holdings, Inc.*	496	55,026
Laureate Education, Inc.*	5,311	192,896
Ligand Pharmaceuticals, Inc.*	879	277,843
ManpowerGroup, Inc.	2,479	83,716
Matthews International Corp. - Class A	3,513	94,570
Mission Produce, Inc.*	5,548	65,411
Molina Healthcare, Inc.*	444	101,543
Molson Coors Beverage Co. - Class B	941	36,661
Monro, Inc.	3,790	64,847
Monte Rosa Therapeutics, Inc.*	1,848	44,722
Myriad Genetics, Inc.*	9,145	52,218
National HealthCare Corp.	1,804	381,293
Natural Grocers by Vitamin Cottage, Inc.	1,104	34,246
Neogen Corp.*	23,974	215,526
NeoGenomics, Inc.*	3,756	54,800
NPK International, Inc.*	4,946	78,691
Omni AB, Inc.[2]	477	—
Omni AB, Inc.[2]	477	—
Omnicell, Inc.*	4,311	178,993

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
OPKO Health, Inc.*	27,647	$41,470
OraSure Technologies, Inc.*	9,693	43,231
Oruka Therapeutics, Inc.*	2,742	260,956
Pacific Biosciences of California, Inc.*	20,896	35,105
Pacira BioSciences, Inc.*	4,088	103,713
Pediatrix Medical Group, Inc.*	6,190	156,793
Perdoceo Education Corp.	5,105	163,360
Post Holdings, Inc.*	5,833	514,821
Prestige Consumer Healthcare, Inc.*	4,022	190,120
PROG Holdings, Inc.	954	44,466
Puma Biotechnology, Inc.*	2,710	21,978
Quanex Building Products Corp.	4,385	81,649
QuidelOrtho Corp.*	4,374	76,611
Repay Holdings Corp.*	6,711	28,186
Rigel Pharmaceuticals, Inc.*	2,427	94,944
Seaboard Corp.	9	40,179
Select Medical Holdings Corp.	5,049	83,359
Seneca Foods Corp. - Class A*	1,702	296,046
Sezzle, Inc.*	212	36,386
Shattuck Labs, Inc.*	4,465	30,987
Simply Good Foods Co.*	2,776	36,865
Spire Global, Inc.*[1]	1,638	30,467
Strategic Education, Inc.	2,882	220,819
Stride, Inc.*	1,506	129,877
Supernus Pharmaceuticals, Inc.*	5,434	252,735
Surgery Partners, Inc.*	6,369	106,999
Tactile Systems Technology, Inc.*	2,654	79,036
Tango Therapeutics, Inc.*	1,469	45,921
Teleflex, Inc.	1,595	202,182
Theravance Biopharma, Inc.*	2,437	41,429
TrueBlue, Inc.*	4,409	30,731
U-Haul Holding Co.*	518	33,898
United Natural Foods, Inc.*	9,926	453,320
Universal Corp.	400	20,868
Universal Health Services, Inc. - Class B	250	37,172
Upbound Group, Inc.	1,903	40,382
Varex Imaging Corp.*	3,752	39,133
Vestis Corp.*	10,615	154,130
Viatris, Inc.	5,073	80,559
Village Super Market, Inc. - Class A	4,339	183,019
Weis Markets, Inc.	6,364	498,365
WillScot Holdings Corp.	1,289	37,201
WW International, Inc.*	2,372	37,905
Zevra Therapeutics, Inc.*	3,282	47,064
		15,639,159
ENERGY — 9.5%
Alpha Metallurgical Resources, Inc.*	1,568	258,626
Alto Ingredients, Inc.*	17,256	98,359
Amplify Energy Corp.*	2,889	11,498
Antero Midstream Corp.	8,116	184,639
Antero Resources Corp.*	7,392	259,755
APA Corp.	26,539	864,375
Archrock, Inc.	12,018	489,253
Atlas Energy Solutions, Inc.[1]	1,853	30,778
Borr Drilling Ltd.*	5,224	21,575
Bristow Group, Inc.	4,070	168,172
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
California Resources Corp.	9,106	$481,434
Chord Energy Corp.	3,359	383,934
Civeo Corp.*	1,342	46,970
CNX Resources Corp.*	19,017	645,247
Comstock Resources, Inc.*	15,294	228,186
Core Natural Resources, Inc.	2,696	215,734
Crescent Energy Co. - Class A	31,122	305,618
Delek U.S. Holdings, Inc.	4,319	219,448
Diamondback Energy, Inc.	2,040	358,591
DNOW, Inc.*	19,794	256,728
DT Midstream, Inc.	1,156	169,631
EQT Corp.	4,103	218,157
Excelerate Energy, Inc. - Class A	1,147	43,575
Expro Group Holdings N.V.*	8,738	129,060
Forum Energy Technologies, Inc.*	597	29,987
FutureFuel Corp.	11,964	54,077
Gran Tierra Energy, Inc.*	6,068	37,925
Green Plains, Inc.*	9,406	144,664
Gulfport Energy Corp.*	829	140,681
Hallador Energy Co.*	4,757	82,724
Helix Energy Solutions Group, Inc.*	16,801	146,841
Helmerich & Payne, Inc.	14,285	467,691
HF Sinclair Corp.	2,899	201,915
Innovex International, Inc.*	4,683	116,138
Liberty Energy, Inc.	17,933	469,665
Magnolia Oil & Gas Corp. - Class A	2,788	71,317
Mammoth Energy Services, Inc.*	1,373	4,462
Matador Resources Co.	14,561	724,847
Murphy Oil Corp.	19,418	632,250
Nabors Industries Ltd.*	1,225	102,912
NACCO Industries, Inc. - Class A	1,115	55,806
National Energy Services Reunited Corp.*	1,980	59,261
Natural Gas Services Group, Inc.	2,220	95,771
Nextpower, Inc. - Class A*	968	115,328
Noble Corp. PLC	8,576	319,885
Northern Oil & Gas, Inc.	7,866	142,768
NOV, Inc.	11,125	206,369
Oceaneering International, Inc.*	4,029	163,255
Oil States International, Inc.*	10,606	84,954
Par Pacific Holdings, Inc.*	4,520	253,482
Patterson-UTI Energy, Inc.	46,525	427,100
PBF Energy, Inc. - Class A	12,492	568,636
Peabody Energy Corp.	14,579	337,066
Permian Resources Corp. - Class A	27,234	501,378
ProFrac Holding Corp. - Class A*	15,593	90,595
ProPetro Holding Corp.*	14,202	203,657
Range Resources Corp.	8,679	322,772
Ranger Energy Services, Inc. - Class A	3,595	57,556
REX American Resources Corp.*	6,601	298,035
Ring Energy, Inc.*	16,921	18,275
RPC, Inc.	21,838	127,316
SandRidge Energy, Inc.	2,104	28,825
Seadrill Ltd.*	4,921	186,112
Select Water Solutions, Inc.	9,538	190,569
SM Energy Co.	21,525	561,803

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Smart Sand, Inc.	7,637	$38,261
SolarEdge Technologies, Inc.*	1,588	92,803
Summit Midstream Corp.*	2,296	65,390
SunCoke Energy, Inc.	13,317	107,202
Sunrun, Inc.*	8,907	119,176
Talos Energy, Inc.*	21,800	281,438
TechnipFMC PLC	10,955	726,317
TETRA Technologies, Inc.*	2,477	28,064
Tidewater, Inc.*	731	48,707
Transocean Ltd.*	104,385	510,443
VAALCO Energy, Inc.	15,945	81,001
Valaris Ltd.*	2,927	212,500
Warrior Met Coal, Inc.	3,268	265,231
		17,510,546
FINANCIAL — 29.0%
1st Source Corp.	5,572	454,564
ACNB Corp.	1,380	81,944
Alerus Financial Corp.	1,879	58,437
Ally Financial, Inc.	813	37,357
Amalgamated Financial Corp.	1,836	84,272
Amerant Bancorp, Inc.	2,123	54,179
Ameris Bancorp	8,312	750,241
Arrow Financial Corp.	300	12,297
Associated Banc-Corp	24,022	739,157
Assured Guaranty Ltd.	8,741	700,679
Atlantic Union Bankshares Corp.	20,502	867,440
Atlanticus Holdings Corp.*	525	53,681
Axis Capital Holdings Ltd.	5,837	627,127
Axos Financial, Inc.*	3,342	325,477
Banc of California, Inc.	6,254	127,769
BancFirst Corp.	484	53,787
Bancorp, Inc.*	643	40,278
Bank of Hawaii Corp.	1,551	126,391
Bank of Marin Bancorp	1,900	52,630
Bank of NT Butterfield & Son Ltd.	1,990	118,405
Bank OZK	15,676	816,563
Bank7 Corp.	770	37,692
BankUnited, Inc.	12,473	604,317
Banner Corp.	5,336	354,524
Bar Harbor Bankshares	1,790	67,590
BayCom Corp.	600	19,740
Beacon Financial Corp.	14,325	436,196
Bread Financial Holdings, Inc.	7,283	789,113
Bridgewater Bancshares, Inc.*	2,910	61,226
Brighthouse Financial, Inc.*	5,851	370,368
Burke & Herbert Financial Services Corp.	1,153	82,855
Business First Bancshares, Inc.	3,541	108,815
Byline Bancorp, Inc.	6,100	229,726
C&F Financial Corp.	710	56,800
Camden National Corp.	1,798	97,488
Capital City Bank Group, Inc.	1,190	58,810
Capitol Federal Financial, Inc.	8,924	75,943
Carter Bankshares, Inc.	4,802	163,316
Cathay General Bancorp	10,267	636,451
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Central Pacific Financial Corp.	1,800	$68,760
Citizens, Inc.*	13,147	75,464
City Holding Co.	1,310	173,758
Cleanspark, Inc.*	6,527	94,968
CNB Financial Corp.	3,380	113,940
CNO Financial Group, Inc.	10,693	545,129
Columbia Banking System, Inc.	31,982	1,025,023
Community Financial System, Inc.	1,172	78,665
Community Trust Bancorp, Inc.	1,470	106,369
Community West Bancshares	1,800	48,348
Compass, Inc.*	15,103	186,220
ConnectOne Bancorp, Inc.	6,934	231,873
Consumer Portfolio Services, Inc.*	3,384	32,470
Core Scientific, Inc.*	1,953	49,977
Corebridge Financial, Inc.	1,500	42,945
Cushman & Wakefield Ltd.*	21,563	288,729
Customers Bancorp, Inc.*	3,931	310,942
CVB Financial Corp.	9,316	210,076
Dave, Inc.*	140	52,163
Dime Commercial Bancshares, Inc.	5,709	232,071
Donegal Group, Inc. - Class A	2,505	47,244
Eagle Bancorp, Inc.	3,373	95,760
Employers Holdings, Inc.	3,282	165,675
Enact Holdings, Inc.	5,583	255,199
Encore Capital Group, Inc.*	2,586	241,248
Enova International, Inc.*	770	185,362
Enterprise Financial Services Corp.	4,315	284,272
Esquire Financial Holdings, Inc.	677	80,637
Essent Group Ltd.	9,590	616,445
Evercore, Inc. - Class A	281	95,945
EZCORP, Inc. - Class A*	9,145	316,143
F&G Annuities & Life, Inc.	1,331	35,391
FB Financial Corp.	1,720	95,202
Fifth Third Bancorp	2,194	123,676
Financial Institutions, Inc.	2,980	116,131
First American Financial Corp.	2,641	181,146
First BanCorp/Puerto Rico	31,861	830,616
First Bancorp/Southern Pines NC	1,579	100,946
First Bank/Hamilton NJ	1,170	20,744
First Busey Corp.	9,885	291,608
First Business Financial Services, Inc.	1,100	69,487
First Commonwealth Financial Corp.	15,857	322,373
First Community Bankshares, Inc.	1,129	50,150
First Financial Bancorp	19,988	676,194
First Financial Corp.	1,821	141,018
First Hawaiian, Inc.	1,640	48,052
First Horizon Corp.	12,962	332,346
First Interstate BancSystem, Inc. - Class A	7,224	278,557
First Merchants Corp.	6,962	304,170
First Mid Bancshares, Inc.	2,812	135,229
First National Corp.	1,560	46,831
FNB Corp.	38,057	726,128
Franklin Financial Services Corp.	611	38,249
FRP Holdings, Inc.*	868	21,691
FS Bancorp, Inc.	620	26,908

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Fulton Financial Corp.	30,252	$731,796
Genworth Financial, Inc.*	57,129	541,012
German American Bancorp, Inc.	1,000	47,460
Glacier Bancorp, Inc.	1,630	84,075
Great Southern Bancorp, Inc.	1,301	102,011
Greenlight Capital Re Ltd. - Class A*	4,287	69,364
Hancock Whitney Corp.	18,074	1,350,489
Hanmi Financial Corp.	8,080	261,792
Hanover Insurance Group, Inc.	477	102,135
Happen, Inc.*	7,380	153,061
HBT Financial, Inc.	1,300	41,587
Heritage Financial Corp.	3,982	117,947
Heritage Insurance Holdings, Inc.*	1,402	36,564
Hilltop Holdings, Inc.	11,531	447,172
Home Bancorp, Inc.	940	64,409
HomeTrust Bancshares, Inc.	1,000	49,890
Hope Bancorp, Inc.	17,176	234,968
Horace Mann Educators Corp.	4,616	238,416
Horizon Bancorp, Inc.	3,741	74,745
Howard Hughes Holdings, Inc.*	3,468	247,927
Huntington Bancshares, Inc.	16,671	295,577
Hut 8 Corp.*	164	18,933
Independent Bank Corp.	3,020	108,931
Independent Bank Corp.	4,105	343,671
International Bancshares Corp.	9,524	723,348
Invesco Ltd.	26,393	696,511
Investar Holding Corp.	1,000	29,960
Jackson Financial, Inc. - Class A	9,409	963,388
Janus Henderson Group PLC	8,639	448,796
Jones Lang LaSalle, Inc.*	516	159,934
Lincoln National Corp.	3,482	123,089
MARA Holdings, Inc.*	2,670	37,086
McGrath RentCorp	353	42,724
Mercantile Bank Corp.	3,880	222,790
Merchants Bancorp	797	39,850
Mercury General Corp.	1,094	116,642
Metropolitan Bank Holding Corp.	560	55,306
MGIC Investment Corp.	33,774	952,427
Mid Penn Bancorp, Inc.	1,340	46,686
Midland States Bancorp, Inc.	2,338	72,805
Navient Corp.	14,573	124,016
NBT Bancorp, Inc.	2,276	112,366
Nelnet, Inc. - Class A	5,050	673,317
Newmark Group, Inc. - Class A	7,128	107,704
Nicolet Bankshares, Inc.	444	73,433
NMI Holdings, Inc.*	6,553	269,263
Northeast Bank	889	117,819
Northfield Bancorp, Inc.	2,999	44,175
Northrim BanCorp, Inc.	4,165	115,537
Northwest Bancshares, Inc.	19,541	296,242
Oak Valley Bancorp	1,610	54,329
OceanFirst Financial Corp.	10,801	210,944
OFG Bancorp	10,614	520,829
Old National Bancorp	40,696	1,054,026
Old Second Bancorp, Inc.	2,780	64,830
OneMain Holdings, Inc.	967	58,958
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Oppenheimer Holdings, Inc. - Class A	1,362	$143,746
Orrstown Financial Services, Inc.	2,317	94,603
Park National Corp.	185	33,853
Pathward Financial, Inc.	2,329	202,763
PCB Bancorp	3,540	100,430
Peapack-Gladstone Financial Corp.	2,485	117,615
Pelagos Insurance Capital Ltd.	4,984	121,360
PennyMac Financial Services, Inc.	1,324	115,320
Peoples Bancorp of North Carolina, Inc.	300	12,927
Peoples Bancorp, Inc.	6,923	265,912
Peoples Financial Services Corp.	1,290	85,617
Pinnacle Financial Partners, Inc.	4,065	410,077
Piper Sandler Cos.	1,380	99,829
Popular, Inc.	7,664	1,258,276
PRA Group, Inc.*	1,803	34,239
Preferred Bank/Los Angeles CA	3,270	347,470
Primerica, Inc.	221	62,808
Primis Financial Corp.	2,444	40,008
Provident Financial Holdings, Inc.	1,180	20,296
Provident Financial Services, Inc.	19,480	460,507
QCR Holdings, Inc.	1,447	140,865
Radian Group, Inc.	12,900	485,943
Regional Management Corp.	1,108	45,650
Renasant Corp.	11,697	497,590
Republic Bancorp, Inc. - Class A	1,879	169,918
Riot Platforms, Inc.*	2,277	62,344
S&T Bancorp, Inc.	5,553	272,541
Safety Insurance Group, Inc.	424	31,741
Seacoast Banking Corp. of Florida	1,966	65,370
Sierra Bancorp	2,330	94,971
Simmons First National Corp. - Class A	16,097	364,597
SiriusPoint Ltd.*	13,499	323,976
SLM Corp.	1,811	46,977
SmartFinancial, Inc.	2,450	114,954
Southside Bancshares, Inc.	2,196	77,277
SOUTHSTATE BANK Corp.	7,948	794,005
Stellar Bancorp, Inc.	2,529	99,440
Stewart Information Services Corp.	1,685	111,244
Stifel Financial Corp.	708	49,397
Stock Yards Bancorp, Inc.	530	40,529
StoneX Group, Inc.*	3,837	454,685
Stratus Properties, Inc.*	799	22,971
Texas Capital Bancshares, Inc.	7,200	743,472
Third Coast Bancshares, Inc.*	540	21,816
Timberland Bancorp, Inc.	1,578	70,710
Tiptree, Inc.	2,388	42,793
Tompkins Financial Corp.	899	84,974
Towne Bank/Portsmouth VA	2,010	72,842
TriCo Bancshares	2,357	126,924
TrustCo Bank Corp. NY	3,330	182,850
Trustmark Corp.	9,097	418,553
UMB Financial Corp.	2,772	395,731
United Bankshares, Inc.	11,352	520,262
United Community Banks, Inc.	7,632	267,807
United Fire Group, Inc.	3,469	181,914
Unity Bancorp, Inc.	400	23,476

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Universal Insurance Holdings, Inc.	1,688	$69,816
Univest Financial Corp.	5,460	238,875
Unum Group	1,827	163,334
Valley National Bancorp	49,910	731,182
Virtu Financial, Inc. - Class A	1,770	105,439
Voya Financial, Inc.	200	18,106
WaFd, Inc.	12,572	482,388
Washington Trust Bancorp, Inc.	2,490	90,835
Waterstone Financial, Inc.	2,914	60,407
Webster Financial Corp.	9,285	709,560
WesBanco, Inc.	16,254	634,394
Westamerica BanCorp	1,630	95,632
Western Alliance Bancorp	2,876	236,407
Western New England Bancorp, Inc.	3,159	45,174
White Mountains Insurance Group Ltd.	282	584,696
Wintrust Financial Corp.	4,702	755,705
World Acceptance Corp.*	605	135,417
WSFS Financial Corp.	7,331	562,508
Zions Bancorp N.A.	4,010	277,452
		53,737,462
INDUSTRIAL — 20.7%
AAR Corp.*	2,520	360,184
Alamo Group, Inc.	196	32,240
Apogee Enterprises, Inc.	1,083	49,536
Applied Industrial Technologies, Inc.	68	22,994
ArcBest Corp.	3,553	509,998
Ardmore Shipping Corp.	5,938	83,191
Argan, Inc.	302	241,162
Arrow Electronics, Inc.*	2,175	464,167
Aspen Aerogels, Inc.*	5,258	33,336
Astec Industries, Inc.	3,234	197,888
Astronics Corp.*	711	57,776
Astronics Corp. - Class B*	142	10,807
ATI, Inc.*	3,510	691,821
Atkore, Inc.	1,265	96,191
Avient Corp.	9,936	367,235
Avnet, Inc.	16,371	1,454,072
AZZ, Inc.	1,325	205,441
Bel Fuse, Inc. - Class B	972	323,715
Benchmark Electronics, Inc.	6,346	626,160
Boise Cascade Co.	3,676	285,368
CECO Environmental Corp.*	963	87,383
ChargePoint Holdings, Inc.*[1]	4,668	27,588
Chart Industries, Inc.*	386	80,651
Clearwater Paper Corp.*	1,517	23,787
Coherent Corp.*	1,204	474,942
Columbus McKinnon Corp.	2,812	42,546
Comfort Systems USA, Inc.	138	273,509
Concrete Pumping Holdings, Inc.*	5,975	71,999
Core Molding Technologies, Inc.*	1,390	32,804
Costamare, Inc.	15,518	217,562
Covenant Logistics Group, Inc.	4,220	186,440
DHT Holdings, Inc.	26,190	432,921
Dorian LPG Ltd.	6,043	210,176
Ducommun, Inc.*	1,733	320,969
DXP Enterprises, Inc.*	1,015	171,271
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Dycom Industries, Inc.*	127	$64,210
Eastman Kodak Co.*	2,419	22,376
EMCOR Group, Inc.	379	314,524
Energy Services of America Corp.	1,668	32,259
EnerSys	1,578	368,968
Enpro, Inc.	1,422	535,994
Enviri Corp.*	4,273	93,792
Esab Corp.	990	97,644
ESCO Technologies, Inc.	1,339	468,704
Everus Construction Group, Inc.*	918	152,342
Federal Signal Corp.	1,227	157,657
Flowserve Corp.	1,197	88,769
Fluor Corp.*	1,068	55,952
Frontdoor, Inc.*	1,478	114,678
Frontline PLC	3,929	136,690
GATX Corp.	3,735	661,805
Genco Shipping & Trading Ltd.	6,987	173,138
Gencor Industries, Inc.*	1,623	24,215
Gibraltar Industries, Inc.*	2,813	126,866
Granite Construction, Inc.	2,574	406,898
Greenbrier Cos., Inc.	6,079	297,932
Greif, Inc. - Class A	5,036	375,132
Griffon Corp.	1,627	158,681
GXO Logistics, Inc.*	6,954	352,568
Heartland Express, Inc.	10,592	161,210
Helios Technologies, Inc.	1,311	117,007
Hillman Solutions Corp.*	4,490	37,896
Himalaya Shipping Ltd.	2,964	39,599
Hub Group, Inc. - Class A	10,903	477,442
Hyster-Yale, Inc.	587	20,580
Ichor Holdings Ltd.*	1,892	212,434
IES Holdings, Inc.*	180	132,239
Insteel Industries, Inc.	2,027	61,215
International Seaways, Inc.	8,508	651,628
Kennametal, Inc.	9,423	330,276
Kimball Electronics, Inc.*	4,422	113,203
Kirby Corp.*	5,791	787,402
Knight-Swift Transportation Holdings, Inc.	4,181	325,574
Knowles Corp.*	11,257	466,940
L B Foster Co. - Class A*	1,544	69,742
Latham Group, Inc.*	3,100	20,057
LSB Industries, Inc.*	3,569	38,581
Luxfer Holdings PLC	1,954	35,250
Manitowoc Co., Inc.*	5,071	70,436
Marten Transport Ltd.	15,250	264,587
Masterbrand, Inc.*	24,064	247,619
Materion Corp.	931	276,870
Matson, Inc.	5,232	1,005,747
Mayville Engineering Co., Inc.*	2,969	111,219
Mesa Laboratories, Inc.	384	38,227
Metallus, Inc.*	7,602	142,081
Middleby Corp.*	226	38,874
Mistras Group, Inc.*	4,331	75,663
Modine Manufacturing Co.*	3,108	829,898
Mohawk Industries, Inc.*	4,357	528,635

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Mueller Industries, Inc.	4,004	$492,212
Myers Industries, Inc.	2,540	89,687
MYR Group, Inc.*	487	243,695
National Presto Industries, Inc.	656	81,993
NLI Holdings, Inc.	4,863	28,935
Nordic American Tankers Ltd.	34,951	193,629
nVent Electric PLC	2,507	425,212
NWPX Infrastructure, Inc.*	1,646	246,801
O-I Glass, Inc.*	11,355	109,349
Orion Group Holdings, Inc.*	4,212	70,846
Outdoor Holding Co.*	9,218	21,017
PAMT Corp.*	3,811	53,392
Pangaea Logistics Solutions Ltd.	6,330	41,145
Park-Ohio Holdings Corp.	1,238	47,601
Plexus Corp.*	1,673	503,021
Primoris Services Corp.	3,697	366,447
Proto Labs, Inc.*	2,508	204,427
Radiant Logistics, Inc.*	7,106	67,223
Regal Rexnord Corp.	560	133,386
RXO, Inc.*	1,139	31,425
Ryder System, Inc.	2,241	591,109
Ryerson Holding Corp.	1,562	38,441
Safe Bulkers, Inc.	8,456	53,357
Sanmina Corp.*	6,871	1,738,913
Schneider National, Inc. - Class B	11,394	416,223
Scorpio Tankers, Inc.	7,022	486,344
Sensata Technologies Holding PLC	9,585	457,588
SFL Corp. Ltd.	17,253	175,981
Silgan Holdings, Inc.	917	42,540
Smith & Wesson Brands, Inc.	3,853	57,949
SPX Technologies, Inc.*	997	244,434
Standex International Corp.	155	55,439
Stanley Black & Decker, Inc.	3,036	285,748
Sterling Infrastructure, Inc.*	612	513,688
Stoneridge, Inc.*	3,580	26,206
Sturm Ruger & Co., Inc.	937	35,465
TD SYNNEX Corp.	1,794	479,608
Teekay Corp. Ltd.	12,884	128,840
Teekay Tankers Ltd. - Class A	5,417	351,401
Terex Corp.	5,636	407,990
Timken Co.	1,790	260,123
TriMas Corp.	5,801	261,219
Trinity Industries, Inc.	10,999	380,345
TTM Technologies, Inc.*	14,569	2,724,694
Tutor Perini Corp.	4,141	343,579
Twin Disc, Inc.	1,545	35,844
UFP Industries, Inc.	1,430	129,758
Vishay Intertechnology, Inc.	18,075	972,073
Watts Water Technologies, Inc. - Class A	357	139,748
Werner Enterprises, Inc.	8,683	378,666
Willis Lease Finance Corp.	1,657	379,122
World Kinect Corp.	7,018	231,173
Worthington Enterprises, Inc.	1,848	99,348
Worthington Steel, Inc.	2,811	94,393
		38,246,547
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY — 3.8%
ACI Worldwide, Inc.*	417	$20,971
Adeia, Inc.	682	22,458
Alpha & Omega Semiconductor Ltd.*	4,205	199,023
Amkor Technology, Inc.	24,376	2,101,943
Amtech Systems, Inc.*	2,665	61,508
AstroNova, Inc.*	2,000	56,940
Axcelis Technologies, Inc.*	451	85,442
Bandwidth, Inc. - Class A*	5,707	361,253
Cerence, Inc.*	2,312	26,172
Cirrus Logic, Inc.*	111	16,487
Cohu, Inc.*	2,666	197,044
Concentrix Corp.	3,327	74,541
Consensus Cloud Solutions, Inc.*	1,182	45,093
Daily Journal Corp.*	30	18,036
Diebold Nixdorf, Inc.*	1,403	119,283
Digi International, Inc.*	1,553	116,397
Diodes, Inc.*	5,142	562,741
DXC Technology Co.*	7,570	66,995
FormFactor, Inc.*	1,144	182,960
GigaCloud Technology, Inc. - Class A*	1,357	42,881
Insight Enterprises, Inc.*	423	51,521
IPG Photonics Corp.*	2,776	325,680
Kulicke & Soffa Industries, Inc.	150	20,064
LiveRamp Holdings, Inc.*	884	33,274
MaxLinear, Inc.*	4,938	632,212
NetScout Systems, Inc.*	10,547	459,322
Penguin Solutions, Inc.*	1,500	114,015
Photronics, Inc.*	7,676	249,700
Rackspace Technology, Inc.*	5,822	38,018
Richardson Electronics Ltd./United States	2,318	44,065
Semtech Corp.*	122	19,746
Skyworks Solutions, Inc.	550	37,290
Talkspace, Inc.*	7,311	38,017
Ultra Clean Holdings, Inc.*	1,378	196,489
V2X, Inc.*	465	34,670
Veeco Instruments, Inc.*	1,374	104,149
Vishay Precision Group, Inc.*	1,822	273,136
		7,049,536
UTILITIES — 0.7%
Ameresco, Inc. - Class A*	2,271	62,680
Black Hills Corp.	822	61,157
Clearway Energy, Inc. - Class C	1,463	50,005
H2O America	601	36,523
MDU Resources Group, Inc.	13,558	287,565
New Jersey Resources Corp.	5,639	316,009
NRG Energy, Inc.	2,003	292,558
ONE Gas, Inc.	569	43,853
Otter Tail Corp.	659	59,297
Pinnacle West Capital Corp.	360	38,520
Portland General Electric Co.	1,517	78,626
UGI Corp.	1,652	57,060
		1,383,853
TOTAL COMMON STOCKS
(Cost $96,423,374)		173,413,905

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2026 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 2.3%
Direxion Daily Homebuilders & Supplies Bull 3X ETF	864	$44,919
Direxion Daily S&P Biotech Bull 3X ETF	200	58,420
Direxion Daily Semiconductor Bull 3X ETF	788	210,168
Direxion Daily Small Cap Bull 3X ETF[1]	12,938	971,773
iShares Russell 2000 Value ETF	4,376	967,971
iShares S&P Small-Cap 600 Value ETF	2,010	274,727
ProShares UltraPro Russell2000 - ETF[1]	10,016	874,797
State Street SPDR S&P Regional Banking ETF	10,309	771,629
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,220,538)		4,174,404
PREFERRED STOCKS — 0.0%
COMMUNICATIONS — 0.0%
Liberty Latin America Ltd. 9.00%[3,4]	2,041	44,269
CONSUMER, CYCLICAL — 0.0%
QVC Group, Inc. 8.00%, 3/15/2031*[3]	274	1,411
TOTAL PREFERRED STOCKS
(Cost $71,093)		45,680
WARRANTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Regulus Therapeutics Inc., Expiration Date: December 30, 2026*[2]	9,881	—
TreeHouse Foods, Inc., Expiration Date: February 11, 2027*[2]	5,799	—
		—
FINANCIAL — 0.0%
Opendoor Technologies, Inc. Series A, Expiration Date: November 20, 2026*	104	29
Opendoor Technologies, Inc. Series K, Expiration Date: November 20, 2026*	104	52
Opendoor Technologies, Inc. Series Z, Expiration Date: November 20, 2026*	104	25
		106
TOTAL WARRANTS
(Cost $0)		106
MONEY MARKET INVESTMENTS — 4.7%
Fidelity Investments Money Market Government Portfolio - Class III, 3.23%[5]	6,845,768	6,845,768
Invesco Government & Agency Portfolio, 3.64%[5,6]	1,809,645	1,809,645
Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
TOTAL MONEY MARKET INVESTMENTS
(Cost $8,655,413)	8,655,413
TOTAL INVESTMENTS — 100.6%
(Cost $107,370,418)	186,289,508
Liabilities less other assets — (0.6)%	(1,112,901)
TOTAL NET ASSETS — 100.0%	$185,176,607

PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $1,768,901 at June 30, 2026.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Perpetual security; maturity date is not applicable.
[5]Variable rate security; the rate shown represents the 7-day yield at June 30, 2026.
[6]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,809,645 at June 30, 2026.